Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.80%
Advertising–1.84%
Trade Desk, Inc. (The), Class A(b)	1,218,350	$109,505,298
Aerospace & Defense–4.89%
Axon Enterprise, Inc.(b)	228,127	68,440,381
Howmet Aerospace, Inc.	1,013,255	96,968,504
TransDigm Group, Inc.	96,713	125,167,899
		290,576,784
Application Software–8.99%
Datadog, Inc., Class A(b)	680,083	79,188,865
Fair Isaac Corp.(b)	45,096	72,153,600
Guidewire Software, Inc.(b)	715,421	107,363,229
HubSpot, Inc.(b)	108,570	53,962,547
Manhattan Associates, Inc.(b)	199,068	50,837,986
PTC, Inc.(b)	167,374	29,767,466
Samsara, Inc., Class A(b)(c)	1,639,986	62,778,664
Tyler Technologies, Inc.(b)	136,983	77,821,412
		533,873,769
Asset Management & Custody Banks–3.02%
Ares Management Corp., Class A	928,421	142,234,097
Blue Owl Capital, Inc.(c)	1,931,812	36,839,655
		179,073,752
Biotechnology–2.94%
Alnylam Pharmaceuticals, Inc.(b)	180,910	42,958,888
Natera, Inc.(b)(c)	666,918	68,285,734
Neurocrine Biosciences, Inc.(b)	290,144	41,075,686
Sarepta Therapeutics, Inc.(b)(c)	157,074	22,342,206
		174,662,514
Building Products–2.92%
Carlisle Cos., Inc.	141,072	59,049,918
Trane Technologies PLC	341,483	114,150,937
		173,200,855
Cargo Ground Transportation–1.24%
XPO, Inc.(b)(c)	641,808	73,737,321
Casinos & Gaming–0.80%
DraftKings, Inc., Class A(b)	1,286,288	47,528,342
Coal & Consumable Fuels–0.67%
Cameco Corp. (Canada)	878,188	39,948,772
Communications Equipment–1.81%
Motorola Solutions, Inc.	269,256	107,411,603
Construction & Engineering–3.41%
Comfort Systems USA, Inc.	174,113	57,878,644
EMCOR Group, Inc.	118,173	44,366,871
Quanta Services, Inc.	377,224	100,107,705
		202,353,220
Construction Machinery & Heavy Transportation Equipment– 1.27%
Wabtec Corp.	468,935	75,568,875
Shares		Value
Construction Materials–1.26%
Vulcan Materials Co.	272,162	$74,711,191
Consumer Electronics–0.52%
Garmin Ltd.	178,642	30,592,442
Education Services–0.45%
Duolingo, Inc.(b)(c)	154,606	26,582,956
Electrical Components & Equipment–1.30%
Vertiv Holdings Co., Class A	982,548	77,326,528
Electronic Components–0.65%
Coherent Corp.(b)	556,644	38,786,954
Electronic Equipment & Instruments–0.78%
Zebra Technologies Corp., Class A(b)	131,341	46,125,646
Electronic Manufacturing Services–1.07%
Flex Ltd.(b)	1,978,618	63,612,569
Environmental & Facilities Services–1.45%
Clean Harbors, Inc.(b)	361,081	86,200,867
Financial Exchanges & Data–1.32%
Tradeweb Markets, Inc., Class A	700,328	78,212,631
Footwear–2.42%
Birkenstock Holding PLC (Luxembourg)(b)(c)	532,958	31,503,148
Deckers Outdoor Corp.(b)	83,887	77,396,663
Skechers U.S.A., Inc., Class A(b)	538,849	35,095,235
		143,995,046
Health Care Distributors–1.08%
Cencora, Inc.	268,304	63,824,155
Health Care Equipment–0.91%
DexCom, Inc.(b)	377,013	25,569,022
IDEXX Laboratories, Inc.(b)	60,263	28,692,419
		54,261,441
Health Care Facilities–3.88%
Encompass Health Corp.(c)	1,136,118	105,590,807
Tenet Healthcare Corp.(b)	835,560	125,083,332
		230,674,139
Health Care Supplies–1.42%
Cooper Cos., Inc. (The)	904,484	84,415,492
Homebuilding–1.25%
TopBuild Corp.(b)	155,232	74,284,721
Homefurnishing Retail–1.18%
Williams-Sonoma, Inc.(c)	454,496	70,301,441
Hotels, Resorts & Cruise Lines–2.05%
Hilton Worldwide Holdings, Inc.	567,888	121,908,517
Industrial Machinery & Supplies & Components–2.84%
Ingersoll Rand, Inc.	452,585	45,439,534
ITT, Inc.	520,067	73,568,678

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Industrial Machinery & Supplies & Components–(continued)
Parker-Hannifin Corp.	88,782	$49,820,907
		168,829,119
Insurance Brokers–1.24%
Arthur J. Gallagher & Co.	260,565	73,867,572
Internet Services & Infrastructure–0.77%
GoDaddy, Inc., Class A(b)	315,435	45,880,021
Investment Banking & Brokerage–3.13%
Evercore, Inc., Class A	371,663	93,060,699
Jefferies Financial Group, Inc.	583,501	34,117,303
LPL Financial Holdings, Inc.	264,598	58,613,749
		185,791,751
IT Consulting & Other Services–0.56%
Gartner, Inc.(b)	66,326	33,241,928
Life Sciences Tools & Services–2.52%
Bruker Corp.	505,061	34,601,729
ICON PLC(b)	350,662	115,171,427
		149,773,156
Movies & Entertainment–1.65%
Spotify Technology S.A. (Sweden)(b)(c)	284,506	97,852,994
Oil & Gas Equipment & Services–0.99%
TechnipFMC PLC (United Kingdom)	1,997,841	58,936,309
Oil & Gas Exploration & Production–1.87%
Diamondback Energy, Inc.	548,770	111,021,659
Oil & Gas Storage & Transportation–2.09%
Targa Resources Corp.	915,887	123,901,193
Paper & Plastic Packaging Products & Materials–1.17%
Avery Dennison Corp.	319,177	69,207,149
Personal Care Products–0.71%
e.l.f. Beauty, Inc.(b)(c)	244,000	42,109,520
Property & Casualty Insurance–0.98%
Arch Capital Group Ltd.(b)	609,695	58,396,587
Real Estate Services–1.70%
Jones Lang LaSalle, Inc.(b)(c)	401,641	100,771,727
Research & Consulting Services–0.84%
Booz Allen Hamilton Holding Corp.	347,248	49,764,111
Restaurants–2.26%
Cava Group, Inc.(b)(c)	535,978	45,140,067
Texas Roadhouse, Inc.	509,424	88,950,525
		134,090,592
Semiconductor Materials & Equipment–3.73%
Entegris, Inc.	664,627	78,618,728
Shares		Value
Semiconductor Materials & Equipment–(continued)
Nova Ltd. (Israel)(b)	206,419	$42,619,331
Onto Innovation, Inc.(b)	204,544	39,129,267
Teradyne, Inc.	467,235	61,282,543
		221,649,869
Semiconductors–6.03%
Astera Labs, Inc.(b)(c)	546,122	23,941,988
MACOM Technology Solutions Holdings, Inc.(b)(c)	861,855	86,978,407
Microchip Technology, Inc.	1,081,778	96,040,251
Monolithic Power Systems, Inc.	175,436	151,417,057
		358,377,703
Steel–1.10%
Steel Dynamics, Inc.	489,875	65,261,147
Systems Software–1.00%
CyberArk Software Ltd.(b)(c)	231,639	59,387,607
Technology Hardware, Storage & Peripherals–0.97%
Pure Storage, Inc., Class A(b)	962,641	57,691,075
Trading Companies & Distributors–1.26%
United Rentals, Inc.	99,031	74,976,370
Transaction & Payment Processing Services–0.60%
Toast, Inc., Class A(b)(c)	1,357,006	35,499,277
Total Common Stocks & Other Equity Interests (Cost $4,454,536,125)		5,749,536,277
Money Market Funds–3.25%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	67,681,884	67,681,884
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	125,695,421	125,695,421
Total Money Market Funds (Cost $193,377,305)		193,377,305
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $4,647,913,430)		5,942,913,582
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.32%
Invesco Private Government Fund, 5.30%(d)(e)(f)	70,990,788	70,990,788
Invesco Private Prime Fund, 5.48%(d)(e)(f)	185,761,763	185,817,491
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $256,807,391)		256,808,279
TOTAL INVESTMENTS IN SECURITIES–104.37% (Cost $4,904,720,821)		6,199,721,861
OTHER ASSETS LESS LIABILITIES—(4.37)%		(259,867,090)
NET ASSETS–100.00%		$5,939,854,771
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$85,621,500	$504,876,715	$(522,816,331)	$-	$-	$67,681,884	$1,920,457
Invesco Liquid Assets Portfolio, Institutional Class	61,161,805	341,926,057	(403,084,765)	(7,014)	3,917	-	1,354,256
Invesco Treasury Portfolio, Institutional Class	97,853,142	628,359,564	(600,517,285)	-	-	125,695,421	2,233,969
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	69,446,619	640,147,776	(638,603,607)	-	-	70,990,788	2,220,019*
Invesco Private Prime Fund	180,352,412	1,228,814,111	(1,223,406,794)	(3,569)	61,331	185,817,491	5,938,744*
Total	$494,435,478	$3,344,124,223	$(3,388,428,782)	$(10,583)	$65,248	$450,185,584	$13,667,445

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,749,536,277	$—	$—	$5,749,536,277
Money Market Funds	193,377,305	256,808,279	—	450,185,584
Total Investments	$5,942,913,582	$256,808,279	$—	$6,199,721,861
Invesco Discovery Mid Cap Growth Fund